Related Party Balances and Transactions - Summary of Loan Extended to Related Party (Details) - CNY (¥) ¥ in Thousands	Jan. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loan extended to related party		¥ 11,010
PPcredit
Related Party Transaction [Line Items]
Loan extended to related party	¥ 11,010	¥ 11,010